                                                      REGISTRATION NOS. 33-37722
                                                                        811-6216
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 19   [X]


                             REGISTRATION STATEMENT
                                   UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 26

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                            MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                       THE MUTUAL LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 708-2000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL

                       THE MUTUAL LIFE INSURANCE COMPANY
                                  OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 1998 pursuant to paragraph (b) of Rule 485.




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

                             CROSS REFERENCE SHEET
                             (REQUIRED BY RULE 495)

                                     PART A

                         ITEM NO.                                        LOCATION
----------------------------------------------------------  -----------------------------------
  1.  Cover Page..........................................  Cover Page
  2.  Definitions.........................................  Definitions
  3.  Synopsis............................................  Synopsis
  4.  Condensed Financial Information.....................  Condensed Financial Information
  5.  General Description of Registrant, Depositor,
        and Portfolio Companies...........................  The Mutual Life Insurance Company
                                                            of New York; MONY Variable Account
                                                            A; The Funds
  6.  Deductions and Expenses.............................  Charges and Deductions
  7.  General Description of Variable Annuity Contracts...  Payment and Allocation of Net
                                                            Purchase Payments; Other Provisions
  8.  Annuity Period......................................  Annuity Provisions
  9.  Death Benefit.......................................  Death Benefit; Annuity Provisions
 10.  Purchases and Contract Value........................  Payment and Allocation of Net
                                                            Purchase Payments
 11.  Redemptions.........................................  Surrenders
 12.  Taxes...............................................  Federal Tax Status
 13.  Legal Proceedings...................................  Legal Proceedings
 14.  Table of Contents of Statement of Additional
        Information.......................................  Table of Contents of Statement of
                                                            Additional Information

                                            PART B
 15.  Cover Page..........................................  Cover Page
 16.  Table of Contents...................................  Table of Contents
 17.  General Information and History.....................  The Mutual Life Insurance Company
                                                            of New York
 18.  Services............................................  Not Applicable
 19.  Purchases of Securities Being Offered...............  Not Applicable
 20.  Underwriters........................................  Prospectus -- The Mutual Life
                                                            Insurance Company of New York
 21.  Calculation of Performance Data.....................  Performance Data
 22.  Annuity Payments....................................  Not Applicable
 23.  Financial Statements................................  Financial Statements

                                            PART C
  Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

 24.  Financial Statements and Exhibits
 25.  Directors and Officers of the Depositor
 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant
 27.  Number of Contractowners
 28.  Indemnification
 29.  Principal Underwriters
 30.  Location of Accounts and Records
 31.  Management Services
 32.  Undertakings

     Registrant hereby incorporates herein by reference the Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (Registration No. 33-37722).


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A) The following Financial Statements are included in this Registration
Statement:

     (1) With respect to MONY Variable Account A

        (a) Report of Independent Accountants
        (b) Statements of assets and liabilities as of December 31, 1997
        (c) Statements of operations for the year ended December 31, 1997
        (d) Statements of changes in net assets for the years ended December 31, 1997 and 1996
        (e) Notes to financial statements

     (2) With respect to The Mutual Life Insurance Company of New York:

        (a) Comment on financial statements of MONY
        (b) Report of Independent Accountants
        (c) Balance sheets as of December 31, 1997 and 1996
        (d) Statements of operations for the years ended December 31, 1997 and 1996
        (e) Statements of surplus for the years ended December 31, 1997 and 1996
        (f) Statements of cash flows for the years ended December 31, 1997 and 1996
        (g) Notes to financial statements

     (B) Exhibits

     (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

     (2) Not applicable.

     (3) (a) Underwriting Agreement between MONY Securities Corp., The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit
(3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives filed as
     Exhibit 3(b) to PreEffective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.

     (4) Proposed forms of Flexible Payment Variable Annuity Contracts, filed as Exhibit (4) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6126) dated December 17, 1990, is incorporated herein by reference.


     (5) Proposed form of Application for Flexible Payment Variable Annuity Contract (included in Exhibit 4).


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

     (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibit 6 to Registration Statement (Registration Nos. 33-19836 and 811-5457) No. 33-13850, dated January 27, 1988, is incorporated herein by reference.

     (7) Not applicable.

     (8) Not applicable.

     (9) Opinion and Consent of Edward P. Bank, Esq., as Vice President and Deputy General Counsel, filed as Exhibit 9 to Post-Effective Amendment No. 2 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated February 28, 1992, is incorporated herein by reference.

     (10) Consent of Coopers & Lybrand L.L.P., Independent Accountants for MONY Variable Account A. Consent of Coopers & Lybrand L.L.P., Independent Accountants for The Mutual Life Insurance Company of New York filed as Exhibit 10 to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-37722 and 811-6126) dated March 2, 1998, is incorporated herein by reference.

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

1.  TRUSTEES

     CLAUDE M. BALLARD, JR. Ltd. Partner, Goldman, Sachs & Company, New York,
N.Y.

     TOM H. BARRETT Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

     DAVID L. CALL Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

     G. ROBERT DURHAM Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

     JAMES B. FARLEY Retired Chairman and Chief Executive Office, MONY.

     ROBERT HOLLAND, JR. Former Chairman and Chief Executive Officer, Ben & Jerry's Homemade, Inc.

     JAMES L. JOHNSON Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

     ROBERT R. KILEY President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.

     JOHN R. MEYER Emeritus Professor, Harvard University, Cambridge, Massachusetts.

     PAUL A. MILLER Chairman of the Executive Committee, Pacific Enterprises, Los Angeles, California.

     JANE C. PFEIFFER Management Consultant, Greenwich, Connecticut.

     THOMAS C. THEOBALD Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

2.  OFFICER-TRUSTEES

     MICHAEL I. ROTH, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY CS, Inc., and 1740 Advisers, Inc.

     SAMUEL J. FOTI, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., Director and

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

Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

     KENNETH M. LEVINE, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America, Director, 1740 Advisers, Inc., MONY Funding, Inc., MONY Realty Partners, Inc., and 1740 Ventures, Inc.

3.  OTHER OFFICERS

     THOMAS J. CONKLIN, Senior Vice President and Secretary, MONY.

     RICHARD E. CONNORS, Senior Vice President, MONY; Director, MONY Life Insurance Company of America.

     RICHARD DADDARIO, Executive Vice President and Chief Financial Officer, MONY; Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America.

     PHILLIP A. EISENBERG, Senior Vice President and Chief Actuary, MONY; Director and Vice President, MONY Life Insurance Company of America.

     STEPHEN J. HALL, Senior Vice President, MONY; Director, MONY Life Insurance Company of America.

     RICHARD E. MULROY, JR., Senior Vice President and General Counsel, MONY.

     FRANCIS J. WALDRON, Senior Vice President, MONY.

     DAVID V. WEIGEL, Vice President -- Treasurer, MONY; Vice President and Treasurer, MONY Credit Corporation, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., MONY-Rockville/GP, Inc., MONY Bloomfield Hills, Inc., and MONY Funding, Inc.

     For more than the past five years, the principal occupation of each of the officers listed above has been an officer of MONY.

     The business address for all officers and officer-trustees of the Company is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

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                                                          [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CERTIFICATE OWNERS:

     As of December 31, 1997, MONY Variable Account A had 10,996 owners of contracts.

ITEM 28.  INDEMNIFICATION

     The By-Laws of The Mutual Life Insurance Company of New York provide, in
Article XVI as follows:

     Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a trustee, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Chapter 513, 1986 Laws of New York, the Board of Trustees may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corp. ("MSC"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

     (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the text of which is hereby incorporated by reference.

     (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from or MONY Variable Account A during fiscal year 1997 and 1996.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Mutual Life Insurance Company of New York, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

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


ITEM 32.  UNDERTAKINGS


     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                   REPRESENTATIONS RELATING TO SECTION 26 OF


                       THE INVESTMENT COMPANY ACT OF 1940



     Registrant and The Mutual Life Insurance Company of New York represent that the fees and charges deducted under the Contract, in the aggregate, are reasonsable in relation to the expenses expected to be incurred, and the risks assumed by The Mutual Life Insurance Company of New York.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY Variable Account A, has duly caused this Post-Effective Amendment No. 19 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 27th day of April, 1998 and Registrant hereby certifies that the requirements of Rule 485(b) have been met.


                                          MONY VARIABLE ACCOUNT A
                                          (Registrant)

                                          THE MUTUAL LIFE INSURANCE COMPANY
                                          OF NEW YORK
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                                 Michael I. Roth, Trustee,
                                            Chairman and Chief Executive Officer
                                               Chairman, President and Chief
                                                      Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                     SIGNATURE                                   TITLE                     DATE
                     ---------                                   -----                     ----

                /s/ MICHAEL I. ROTH                  Trustee, Chairman and Chief     April 27, 1998
---------------------------------------------------    Executive Officer
                  Michael I. Roth

                /s/ SAMUEL J. FOTI                   Trustee, President and          April 27, 1998
---------------------------------------------------    Chief Operating Officer
                  Samuel J. Foti

               /s/ KENNETH M. LEVINE                 Trustee, Executive Vice         April 27, 1998
---------------------------------------------------    President
                 Kenneth M. Levine                     and Chief Investment Officer

               /s/ RICHARD DADDARIO                  Executive Vice President        April 27, 1998
---------------------------------------------------    and Chief Financial Officer
                 Richard Daddario

             /s/ PHILLIP A. EISENBERG                Senior Vice President           April 27, 1998
---------------------------------------------------    and Chief Actuary
               Phillip A. Eisenberg

               /s/ THOMAS J. CONKLIN                 Senior Vice President           April 27, 1998
---------------------------------------------------    and Secretary
                 Thomas J. Conklin

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
              Claude M. Ballard, Jr.

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                  Tom H. Barrett

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                   David L. Call

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                 G. Robert Durham


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


                     SIGNATURE                                   TITLE                     DATE
                     ---------                                   -----                     ----
                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                  James B. Farley

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                Robert Holland, Jr.

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                 James L. Johnson

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                   John R. Meyer

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                 Jane C. Pfeiffer

                         *                           Trustee                         April 27, 1998
---------------------------------------------------
                Thomas C. Theobald

*By: /s/ THOMAS J. CONKLIN                                                           April 27, 1998
--------------------------------------------------
     Thomas J. Conklin
     Attorney-In-Fact


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